Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value at beginning of year	$ (2,137)	$ 6,344
Realized and unrealized (losses) gains included in earnings	(5,039)	(7,161)
Settlements	880	(1,320)
Fair value at end of year	$ (6,296)	$ (2,137)